Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 653,188,906	$ 270,728,008
Cash and cash equivalents segregated under federal and foreign requirements	1,537,119,275	939,232,153
Receivables from brokers, dealers, and clearing organizations	562,961,145	262,093,040
Receivables from customers, net	708,785,550	301,107,428
Prepaid expenses and other current assets	50,208,272	50,344,836
Customer-held fractional shares	172,309,953	108,252,531
Total current assets	3,684,573,101	1,931,757,996
Right-of-use assets	64,357,655	66,293,751
Property and equipment, net	35,894,855	33,629,770
Intangible assets, net	55,434,567	19,415,963
Goodwill	30,264,138	5,197,438
Deferred tax assets	9,346,987	12,374,499
Other non-current assets	1,000,000
Total non-current assets	196,298,202	136,911,421
Total assets	3,880,871,303	2,068,669,417
Liabilities, mezzanine equity, and shareholders’ equity (deficit)
Payables due to customers	2,667,837,626	1,378,625,130
Payables due to brokers, dealers, and clearing organizations	3,481,115	1,490,537
Lease liabilities - current portion	3,611,195	4,969,959
Accounts payable and other accrued expenses	102,183,377	61,079,799
Total current liabilities	2,777,113,313	1,446,165,425
Lease liabilities - non-current portion	8,911,821	10,438,555
Unsecured promissory notes	65,000,000
Deferred tax liabilities	13,366,222	5,292,255
Total non-current liabilities	87,278,043	15,730,810
Total liabilities	2,864,391,356	1,461,896,235
Commitments and Contingencies (Note 27)
Mezzanine equity
Total mezzanine equity		2,861,748,733
Shareholders’ equity (deficit)
Treasury shares (1,124,485 and 4,224,356 shares as of December 31, 2025 and December 31, 2024, respectively)
Additional paid in capital	3,192,952,827
Accumulated deficit	(2,178,189,845)	(2,241,054,086)
Accumulated other comprehensive income (loss)	1,524,496	(15,195,946)
Total shareholders’ equity (deficit)	1,016,292,713	(2,256,248,639)
Noncontrolling interest	187,234	1,273,088
Total equity (deficit)	1,016,479,947	(2,254,975,551)
Total liabilities, mezzanine equity, and total equity (deficit)	3,880,871,303	2,068,669,417
Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity		2,861,748,733
Class A Ordinary Shares
Shareholders’ equity (deficit)
Ordinary shares, value	4,396	1,393
Class B Ordinary Shares
Shareholders’ equity (deficit)
Ordinary shares, value	$ 839